Organization and Principal Activities (Details) $ / shares in Units, ¥ in Thousands									12 Months Ended
		Apr. 14, 2020 USD ($)	Mar. 30, 2020 USD ($) shares	Mar. 26, 2020 USD ($)	Mar. 19, 2020 USD ($)	Feb. 28, 2020 USD ($)	Sep. 27, 2019 $ / shares shares	Dec. 18, 2017 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Jul. 15, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Organization and Principal Activities [Line Items]
Ordinary shares authorized									200,000,000	200,000,000		200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.06			$ 0.06
Ordinary shares issued and outstanding percentage			100.00%
Ordinary shares issued									9,516,975	9,516,975		6,434,040
Ordinary shares outstanding									9,516,975	9,516,975		6,434,040
Exchange ratios									0.1519
Reverse recapitalization transaction, shares									48,391,607
Investors agreed to invest (in Dollars) | $				$ 6,000	$ 4,000	$ 6,000
Investment termination cost (in Dollars) | $			$ 12,000
Investment finance cost (in Dollars) | $		$ 4,000
Net cash distribution (in Yuan Renminbi) | ¥										¥ 148,270
Richard Fear [Member]
Organization and Principal Activities [Line Items]
Share issue to the director							1		1
Purchase price per share (in Dollars per share) | $ / shares							$ 0.0001
Meten International [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued			318,601,222
Ordinary shares outstanding			1,613,054
EdtechX [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued			1,971,505
Ordinary shares outstanding			65,717
Reverse recapitalization transaction, shares									318,601,222
Invested amount (in Dollars) | $									$ 20,000
Purchase of shares									2,000,000
Limited Liability Company [Member]
Organization and Principal Activities [Line Items]
Converted shares issued								30,000,000
Converted amount (in Yuan Renminbi) | ¥								¥ 1
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares authorized							500,000,000		500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.0001		$ 0.06		$ 0.06
Ordinary shares issued											2,000,000
Ordinary shares outstanding	[1]								9,516,975	9,516,975		6,434,040	2,097,535	1,044,009

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 14